MORGAN STANLEY REAL ESTATE FUND

522 Fifth Avenue

New York, New York 10036

March 30, 2009

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:                               Morgan Stanley Real Estate Fund

File Nos. 333-68077; 811-9117

Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 26, 2009.

If you have any questions, please feel free to contact me at 212.296.6980 (tel) or 212.507.8589 (fax).

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton
Assistant Secretary

Enclosures

cc: Amy R. Doberman, Esq.